LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long Term Prepayment Deposits and Other Assets [Abstract]
Useful life of the entertainment	costs over 10 years or the respective estimated useful lives of the entertainment shows, whichever is shorter.
Provision for value-added tax receivables	$ 5,786	$ 3,733	$ 4,095
Input value-added tax related to purchase of assets		$ 8,648